6. Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue
Schedule of receivables and contract liabilities from contracts with customers

	December 31, 2020	December 31, 2019
Receivables	0	204
Contract liabilities	91,041	59,314

Schedule of Disaggregation of Revenue

	2020	2019	2018
Major service lines:
Collaboration revenue	27,755	19,685	22,018
Service revenue	605	1,706	1,717
	28,360	21,391	23,735

Revenue:
Point in time	9,180	5,783	21,863
Over time	19,180	15,608	1,872
	28,360	21,391	23,735